Financial liabilities - Summary of Long Term Debt (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of long term borrowings [Line Items]
Total	¥ 25,624,365	¥ 22,963,363
Long-term debt [Member]
Disclosure of long term borrowings [Line Items]
Long-term debt	36,795,373	32,795,058
Less - Current portion due within one year	(11,718,586)	(10,272,900)
Total	25,076,787	22,522,158
Long-term debt [Member] | Unsecured loans (principally from bank) [Member]
Disclosure of long term borrowings [Line Items]
Long-term debt	8,854,912	7,360,937
Long-term debt [Member] | Secured loans (principally financial receivables securitization) [Member]
Disclosure of long term borrowings [Line Items]
Long-term debt	8,737,773	7,556,089
Long-term debt [Member] | Consolidated subsidiaries [Member] | Unsecured Bonds and Medium Term Notes [Member]
Disclosure of long term borrowings [Line Items]
Long-term debt	17,989,699	16,683,919
Long-term debt [Member] | Consolidated subsidiaries [Member] | Secured bonds [Member]
Disclosure of long term borrowings [Line Items]
Long-term debt	113,529	86,033
Long-term debt [Member] | Parent [Member] | Unsecured bonds [Member]
Disclosure of long term borrowings [Line Items]
Long-term debt	¥ 1,099,460	¥ 1,108,080